Document And Entity Information	Oct. 16, 2026
Cover [Abstract]
Entity Registrant Name	Fortress Net Lease REIT
Document Type	8-K
Document Period End Date	Oct. 16, 2026
Entity Incorporation, State or Country Code	MD
Securities Act File Number	000-56632
Entity Tax Identification Number	92-1937121
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	212
Local Phone Number	798-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Entity Emerging Growth Company	true
Amendment Flag	false
Entity Central Index Key	0001966394